Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.68%
Aerospace & Defense–0.50%
Howmet Aerospace, Inc.	177,868	$5,714,899
Air Freight & Logistics–1.05%
XPO Logistics, Inc.(b)	96,676	11,920,151
Apparel Retail–1.29%
Burlington Stores, Inc.(b)	49,001	14,641,499
Application Software–11.26%
Avalara, Inc.(b)	77,740	10,372,848
Bill.com Holdings, Inc.(b)	39,311	5,719,750
Coupa Software, Inc.(b)	58,235	14,819,643
DocuSign, Inc.(b)	68,449	13,857,500
Five9, Inc.(b)	66,488	10,394,069
HubSpot, Inc.(b)	43,484	19,750,868
RingCentral, Inc., Class A(b)	49,707	14,806,721
Synopsys, Inc.(b)	99,609	24,681,118
Trade Desk, Inc. (The), Class A(b)	20,719	13,501,744
		127,904,261
Asset Management & Custody Banks–1.19%
KKR & Co., Inc., Class A	276,398	13,502,042
Auto Parts & Equipment–1.62%
Aptiv PLC	133,312	18,383,725
Automotive Retail–1.87%
Carvana Co.(b)	23,882	6,266,637
Lithia Motors, Inc., Class A	38,281	14,933,035
		21,199,672
Biotechnology–1.24%
Alnylam Pharmaceuticals, Inc.(b)	42,009	5,931,251
Seagen, Inc.(b)	58,778	8,161,913
		14,093,164
Brewers–1.33%
Boston Beer Co., Inc. (The), Class A(b)	12,499	15,077,294
Building Products–3.06%
Advanced Drainage Systems, Inc.	55,518	5,740,006
Trane Technologies PLC	98,799	16,357,163
Trex Co., Inc.(b)	138,208	12,651,560
		34,748,729
Casinos & Gaming–0.99%
Boyd Gaming Corp.	191,218	11,274,213
Copper–1.34%
Freeport-McMoRan, Inc.(b)	463,537	15,264,273
Diversified Chemicals–1.01%
Eastman Chemical Co.	103,971	11,449,287
Electrical Components & Equipment–4.21%
AMETEK, Inc.	134,780	17,215,449
Generac Holdings, Inc.(b)	61,313	20,076,942
Shares		Value
Electrical Components & Equipment–(continued)
Regal Beloit Corp.	73,731	$10,519,939
		47,812,330
Electronic Equipment & Instruments–3.30%
Trimble, Inc.(b)	232,837	18,112,390
Zebra Technologies Corp., Class A(b)	39,956	19,385,852
		37,498,242
Financial Exchanges & Data–2.37%
MarketAxess Holdings, Inc.	17,950	8,937,664
MSCI, Inc.	42,989	18,024,428
		26,962,092
Health Care Equipment–4.81%
DexCom, Inc.(b)	43,871	15,766,799
IDEXX Laboratories, Inc.(b)	47,108	23,050,415
Masimo Corp.(b)	68,808	15,802,445
		54,619,659
Health Care Services–1.60%
Amedisys, Inc.(b)	36,463	9,655,038
Guardant Health, Inc.(b)	55,940	8,539,241
		18,194,279
Health Care Supplies–3.11%
Align Technology, Inc.(b)	33,698	18,248,478
West Pharmaceutical Services, Inc.	60,674	17,096,720
		35,345,198
Health Care Technology–1.77%
Teladoc Health, Inc.(b)	28,003	5,089,545
Veeva Systems, Inc., Class A(b)	57,261	14,958,864
		20,048,409
Home Improvement Retail–1.14%
Floor & Decor Holdings, Inc., Class A(b)	136,013	12,986,521
Homebuilding–1.07%
TopBuild Corp.(b)	57,803	12,105,682
Homefurnishing Retail–0.87%
RH(b)	16,516	9,853,446
Hotels, Resorts & Cruise Lines–1.25%
Hilton Worldwide Holdings, Inc.	117,882	14,254,291
Industrial Machinery–3.45%
Chart Industries, Inc.(b)	43,963	6,258,133
Colfax Corp.(b)	123,331	5,403,131
IDEX Corp.	73,988	15,487,168
ITT, Inc.	132,658	12,059,939
		39,208,371
Interactive Media & Services–2.40%
Pinterest, Inc., Class A(b)	211,235	15,637,727
Zillow Group, Inc., Class C(b)	89,941	11,659,951
		27,297,678

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Shares		Value
Internet & Direct Marketing Retail–1.57%
Chewy, Inc., Class A(b)(c)	151,793	$12,858,385
Farfetch Ltd., Class A (United Kingdom)(b)	94,381	5,004,081
		17,862,466
Internet Services & Infrastructure–2.79%
MongoDB, Inc.(b)	31,381	8,392,221
Okta, Inc.(b)	35,691	7,867,367
Twilio, Inc., Class A(b)	45,417	15,476,297
		31,735,885
Investment Banking & Brokerage–1.82%
LPL Financial Holdings, Inc.	145,340	20,661,534
IT Consulting & Other Services–2.64%
EPAM Systems, Inc.(b)	47,043	18,661,488
Globant S.A. (Argentina)(b)	54,306	11,274,468
		29,935,956
Leisure Products–0.52%
Peloton Interactive, Inc., Class A(b)	52,611	5,915,581
Life Sciences Tools & Services–4.86%
Bio-Rad Laboratories, Inc., Class A(b)	20,786	11,872,340
Charles River Laboratories International, Inc.(b)	56,420	16,352,208
Maravai LifeSciences Holdings, Inc., Class A(b)	179,137	6,384,443
Mettler-Toledo International, Inc.(b)	8,068	9,324,107
Repligen Corp.(b)	57,771	11,231,260
		55,164,358
Movies & Entertainment–1.36%
Roku, Inc.(b)	47,375	15,433,354
Packaged Foods & Meats–0.27%
Freshpet, Inc.(b)	19,638	3,118,711
Paper Packaging–1.28%
Avery Dennison Corp.	79,323	14,567,669
Pharmaceuticals–1.31%
Catalent, Inc.(b)	141,323	14,882,725
Regional Banks–2.25%
First Republic Bank	90,306	15,058,525
SVB Financial Group(b)	21,239	10,484,845
		25,543,370
Restaurants–2.22%
Chipotle Mexican Grill, Inc.(b)	11,704	16,629,277
Texas Roadhouse, Inc.	90,043	8,638,726
		25,268,003
Semiconductor Equipment–4.52%
Enphase Energy, Inc.(b)	66,835	10,837,964
Shares		Value
Semiconductor Equipment–(continued)
Entegris, Inc.	164,301	$18,368,852
KLA Corp.	39,639	13,096,725
Teradyne, Inc.	74,664	9,085,115
		51,388,656
Semiconductors–6.54%
Marvell Technology Group Ltd.	224,776	11,009,529
Microchip Technology, Inc.	146,374	22,720,172
Monolithic Power Systems, Inc.	72,128	25,476,331
ON Semiconductor Corp.(b)	363,382	15,120,325
		74,326,357
Specialty Stores–1.27%
Five Below, Inc.(b)	75,472	14,399,303
Systems Software–1.22%
Crowdstrike Holdings, Inc., Class A(b)	75,686	13,813,452
Trading Companies & Distributors–1.43%
United Rentals, Inc.(b)	49,187	16,197,771
Trucking–1.71%
Old Dominion Freight Line, Inc.	80,785	19,421,522
Total Common Stocks & Other Equity Interests (Cost $753,775,702)		1,120,996,080
Money Market Funds–1.80%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	7,175,971	7,175,971
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	5,123,550	5,125,600
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	8,201,109	8,201,109
Total Money Market Funds (Cost $20,502,613)		20,502,680
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.48% (Cost $774,278,315)		1,141,498,760
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.37%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,685,922	1,685,922
Invesco Private Prime Fund, 0.12%(d)(e)(f)	2,527,873	2,528,884
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,214,806)		4,214,806
TOTAL INVESTMENTS IN SECURITIES–100.85% (Cost $778,493,121)		1,145,713,566
OTHER ASSETS LESS LIABILITIES—(0.85)%		(9,680,730)
NET ASSETS–100.00%		$1,136,032,836
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,694,901	$25,187,630	$(22,706,560)	$-	$-	$7,175,971	$321
Invesco Liquid Assets Portfolio, Institutional Class	3,353,072	17,991,164	(16,218,971)	72	263	5,125,600	251
Invesco Treasury Portfolio, Institutional Class	5,365,601	28,785,862	(25,950,354)	-	-	8,201,109	123
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	8,579,952	(6,894,030)	-	-	1,685,922	9*
Invesco Private Prime Fund	-	12,677,463	(10,148,579)	-	-	2,528,884	93*
Total	$13,413,574	$93,222,071	$(81,918,494)	$72	$263	$24,717,486	$797

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,120,996,080	$—	$—	$1,120,996,080
Money Market Funds	20,502,680	4,214,806	—	24,717,486
Total Investments	$1,141,498,760	$4,214,806	$—	$1,145,713,566
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective April 30, 2021, the name of the Fund and all references thereto changed from Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund to Invesco V.I. Discovery Mid Cap Growth Fund.
Invesco V.I. Discovery Mid Cap Growth Fund